Other long-term liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other long-term liabilities	Other long-term liabilities:

As at	Dec 31 2021	Dec 31 2020
Cash flow hedges (note 19)	$60,098	$180,798
Share-based compensation liability (note 14)	68,634	71,913
Defined benefit pension plans (note 21)	20,616	36,646
Site restoration costs	29,355	31,941
Land mortgage	28,985	29,430
Other	3,252	3,915
	210,940	354,643
Less current maturities	(17,191)	(27,152)
	$193,749	$327,491
Site restoration costs:
The Company has accrued liabilities related to the decommissioning and reclamation of its methanol production sites and oil and gas properties. Because of uncertainties in estimating the amount and timing of the expenditures related to the sites, actual results could differ from the amounts estimated. As at December 31, 2021, the total undiscounted amount of estimated cash flows required to settle the liabilities was $33.9 million (2020 - $35.5 million). The movement in the provision during the year is explained as follows:

	2021	2020
Balance at January 1	$31,941	$31,092
New or revised provisions	(2,767)	423
Accretion expense	181	426
Balance at December 31	$29,355	$31,941